Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 9,158	$ 8,736	$ 8,739	$ 8,712	$ 8,558	$ 8,993	$ 8,899	$ 8,712	$ 35,345	$ 35,162	$ 33,737
Interest expense	2,468	2,300	2,199	2,135	2,157	2,249	2,317	2,311	9,102	9,034	9,862
Net Interest Income	6,690	6,436	6,540	6,577	6,401	6,744	6,582	6,401	26,243	26,128	23,875
Provision for loan losses	703	189	100	73	100	178	301	138	1,065	717	777
Non-interest income	440	460	452	514	3,094	397	474	348	1,866	4,313	1,867
Non-interest expenses	5,173	4,833	4,580	4,515	4,362	4,075	4,532	4,137	19,101	17,106	15,081
Income Taxes	376	549	772	845	1,520	948	744	852	2,542	4,064	3,419
Net Income	$ 878	$ 1,325	$ 1,540	$ 1,658	$ 3,513	$ 1,940	$ 1,479	$ 1,622	$ 5,401	$ 8,554	$ 6,465
Basic earnings per share	$ 0.04	$ 0.05	$ 0.06	$ 0.07	$ 0.14	$ 0.08	$ 0.06	$ 0.06	$ 0.22	$ 0.33	$ 0.25
Diluted earnings per share	0.04	0.05	0.06	0.07	0.13	0.08	0.06	0.06	0.22	0.33	0.25
Dividends per common share	$ 0.06	$ 0.06	$ 0.06	$ 0.12	$ 0.06	$ 0.06	$ 0.06	$ 0.12	$ 0.30	$ 0.30	$ 0.18
Weighted Average Number of Common Shares and Common Stock Equivalents Outstanding:
Basic	23,434,000	24,475,000	24,633,000	25,367,000	25,979,000	25,594,000	25,333,000	25,244,000	24,477,102	25,537,669	25,391,199
Diluted	23,479,000	24,521,000	24,687,000	25,440,000	26,073,000	25,728,000	25,521,000	25,413,000	24,532,617	25,698,486	25,632,731